Document and Entity Information	12 Months Ended
Dec. 29, 2019 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Gildan Activewear Inc.
Entity Central Index Key	0001061894
Entity Current Reporting Status	Yes
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 29, 2019
Current Fiscal Year End Date	--12-29
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	199,380,016
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes